UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  --------

                                  FORM N-Q
                                  --------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                INVESTMENT COMPANY ACT FILE NUMBER 811-3231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                  --------


                            c/o CT Corporation
                    101 Federal Street Boston, MA 02110
             (Address of principal executive offices) (Zip code)

                               SEI Investments
                           1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Treasuries Securities Fund
September 30, 2004



----------------------------------------------------------------
                                     Face Amount    Value
Description                         ($ Thousands)  ($ Thousands)
----------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 62.9%
  U.S. Treasury Bills+
   1.536%, 10/07/04                   $   10,000  $     9,997
   1.615%, 12/02/04                       10,000        9,972
  U.S. Treasury Notes
   5.875%, 11/15/04                        1,000        1,006
   1.500%, 02/28/05                        1,500        1,501
   1.625%, 03/31/05                          500          501
                                                  ------------
Total Treasury Obligations
  (Cost $22,977) ($ Thousands)                         22,977
                                                  ------------

REPURCHASE AGREEMENTS (A)  -- 37.2%
ABN-Amro, 1.770%, dated 09/30/04,
  to be repurchased on 10/01/04,
  repurchase price $8,000,393
  (collateralized by U.S. Treasury
  Notes, par value $8,147,000,
  11/30/05, 1.875%, with total
  market value $8,160,035)                 8,000        8,000
Barclay Bank, 1.770%, dated
  09/30/04, to be repurchased on
  10/01/04, repurchase price
  $5,599,275 (collateralized by
  various U.S. Treasury Notes,
  ranging in par value
  $1,548,000-$3,904,000,
  01/15/14-07/15/14, 2.000%, with
  total market value $5,711,075)           5,599        5,599
                                                  ------------
Total Repurchase Agreements
  (Cost $13,599) ($ Thousands)                         13,599
----------------------------------------------------------------

Total Investments-- 100.1%
  (Cost $36,576) ($ Thousands)                         36,576
                                                  ------------

OTHER ASSETS AND LIABILITIES -- (0.1)%


Total Other Assets and Liabilities                        (29)
                                                  ------------

NET ASSETS:


Total Net Assets-- 100.0%                          $   36,547
                                                  ============
+ The rate reported is the effective yield at time of purchase.
(A) Tri-Party Repurchase Agreement


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                  SEI Liquid Asset Trust / Quarterly Report / September 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund
September 30, 2004



----------------------------------------------------------------
                                     Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.7%
  FHLB (A)
    1.800%, 10/07/04                  $    5,000  $      5,001
    1.780%, 12/02/04                      20,000        20,000
  FHLMC +
    1.177%, 10/12/04                       8,500         8,497
    1.776%, 02/08/05                      20,000        19,873
    1.820%, 03/15/05                      20,000        19,835
  FNMA
    7.125%, 02/15/05                      20,000        20,429
  FNMA (A)
    1.510%, 10/18/04                      20,000        19,998
    1.750%, 10/28/04                      20,000        19,999
    1.780%, 12/13/04                      10,000        10,000
    1.920%, 07/06/05                      20,000        19,990
  FNMA +
    1.440%, 11/12/04                      15,000        14,975
    1.795%, 11/22/04                      20,000        19,948
    1.231%, 01/07/05                      15,885        15,832
    1.336%, 03/04/05                       4,900         4,872
    1.996%, 04/29/05                      20,000        19,772
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $239,021) ($ Thousands)                        239,021
                                                  ------------

COMMERCIAL PAPER+  -- 23.4%
ASSET-BACKED SECURITIES -- 1.2%
  Ford Credit Auto Receivable
    Owner Trust
    1.796%, 01/12/05                      10,000        9,949
                                                  ------------
FINANCIAL SERVICES -- 17.2%
  Aspen Funding Corporation
    1.147%, 10/06/04                      20,000       19,997
  Atlantis One Funding
    1.584%, 10/14/04                      20,000       19,989
  Charta LLC
    1.516%, 10/12/04                      10,000        9,995
    1.526%, 10/19/04                      10,000        9,992
  Delaware Funding
    1.566%, 10/20/04                       2,000        1,998
  Edison Asset Securities
    1.516%, 10/15/04                      20,000       19,988
  Falcon Asset Securities
    1.806%, 01/10/05                      20,000       19,900
  GE Capital
    1.526%, 10/12/04                      10,000        9,995
    1.766%, 02/09/05                       7,000        6,956
  Galaxy Funding
    1.825%, 11/18/04                      20,000       19,952
                                                  ------------
                                                      138,762
                                                  ------------
HEALTH SERVICES -- 5.0%
  CRC Funding LLC
    1.825%, 11/17/04                       5,000        4,988
  Moat Funding LLC
    1.816%, 11/22/04                       5,000        4,987
  Newcastle
    1.816%, 11/23/04                      20,000       19,947



----------------------------------------------------------------
                                     Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Sunbelt Funding
    1.835%, 11/16/04                  $   10,000  $     9,976
                                                  ------------
                                                       39,898
                                                  ------------
Total Commercial Paper
  (Cost $188,609) ($ Thousands)                       188,609
                                                  ------------

CORPORATE OBLIGATIONS  -- 25.4%

BANKS  -- 4.8%
  PNC Funding (A)
    2.045%, 10/29/04                      15,000       15,005
  SouthTrust Bank (A)
    1.754%, 11/02/04                      20,000       20,012
  US Bank (A)
    1.621%, 10/03/04                       1,000        1,000
  Wachovia
    6.625%, 07/15/05                       1,100        1,137
  Wachovia (A)
    2.230%, 12/15/04                       1,700        1,703
                                                  ------------
                                                        38,857
                                                  ------------

INVESTMENT BANKERS/BROKER DEALERS (A)  -- 20.6%
  American Express Centurion, Ser
    B, MTN
    1.911%, 10/18/04                       4,425        4,428
  Bear Stearns, MTN
    2.425%, 10/01/04                      20,000       20,006
  Citigroup Global Markets, MTN
    1.870%, 11/18/04                       3,000        3,001
  Citigroup Global Markets, Ser
    K, MTN
    2.110%, 12/18/04                      15,000       15,016
  Citigroup
    1.780%, 11/07/04                      10,000       10,005
  General Electric Capital, Ser
    A, MTN
    2.005%, 12/15/04                       8,000        8,006
    1.925%, 12/15/04                      10,000       10,002
  Goldman Sachs
    1.810%, 10/13/04                      20,000       20,000
  JP Morgan Chase, MTN
    1.990%, 11/24/04                      20,000       20,024
    2.070%, 12/07/04                      19,000       19,025
  Merrill Lynch, MTN
    1.600%, 10/01/04                      15,000       14,999
    1.970%, 11/25/04                      10,000       10,009
  Morgan Stanley, MTN
    1.910%, 10/26/04                      11,000       11,009
                                                  ------------
                                                      165,530
                                                  ------------
Total Corporate Obligations
  (Cost $204,387) ($ Thousands)                       204,387
                                                  ------------

ASSET-BACKED SECURITIES  -- 0.1%
FINANCIAL SERVICES -- 0.1%
  GSTR, Ser 2002-2A, Cl A1MB (A)
    (B)
    1.900%, 10/25/04                         579          579
                                                  ------------


--------------------------------------------------------------------------------
                  SEI Liquid Asset Trust / Quarterly Report / September 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund
September 30, 2004



----------------------------------------------------------------
                                     Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
Total Asset-Backed Securities
  (Cost $579) ($ Thousands)                       $       579
                                                  ------------

CERTIFICATES OF DEPOSIT  -- 9.3%

BANKS -- 3.1%
  MBNA Credit Card Master Trust +
    1.536%, 10/14/04                  $   10,000        9,994
  Wells Fargo Bank (A)
    1.790%, 10/30/04                      15,000       15,000
                                                  ------------
                                                       24,994
                                                  ------------

FINANCIAL SERVICES  -- 3.7%
  American Express
    1.215%, 10/15/04                      15,000       15,000
    1.330%, 10/29/04                      15,000       15,000
                                                  ------------
                                                       30,000
                                                  ------------
HEALTH SERVICES-- 2.5%
  Emerald Certificates +
    1.835%, 11/18/04                      20,000       19,951
                                                  ------------
Total Certificates of Deposit
  (Cost $74,945) ($ Thousands)                         74,945
                                                  ------------

INSURANCE FUNDING AGREEMENT -- 3.7%
  MetLife Funding Agreement (A)
    (C)
    1.774%, 11/01/04                      30,000       30,000
Total Insurance Funding Agreement
  (Cost $30,000) ($ Thousands)                         30,000
                                                  ------------

REPURCHASE AGREEMENT (D) -- 10.9%
Deutsche Bank, 1.850%, dated
  09/30/04, to be repurchased on
  10/01/04, repurchase price
  $87,381,490 (collateralized by
  U.S. Treasury Obligations,
  ranging in par value
  $1,129,000-$49,922,000,
  02/15/06-08/15/23, 5.625%-6.250%,
  with total market value
  $89,125,149)                            87,377       87,377
                                                  ------------
Total Repurchase Agreement
  (Cost $87,377) ($ Thousands)                         87,377
                                                  ------------


Total Investments-- 102.5%
  (Cost $824,918) ($ Thousands)                       824,918
                                                  ------------

OTHER ASSETS AND LIABILITIES -- (2.5)%


Total Other Assets and Liabilities                    (20,110)
                                                  ------------

NET ASSETS:


Total Net Assets-- 100.0%                         $   804,808
                                                  ============

+ The rate reported is the effective yield at the time of purchase.
(A) Variable rate instrument. The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2004. The date shown is the earlier of the reset date or demand date.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. The total value of such securities as of September 30, 2004 was $579,135 and 0.1% of net assets.
(C) Security considered illiquid. The total value of such securities as of September 30, 2004 was $30,000,000 and 3.7% of net assets.
(D) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Quarterly Report / September 30, 2004

ITEM 2.   CONTROLS AND PROCEDURES


(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Liquid Asset Trust Funds

By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin

Date November 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin

Date November 22, 2004


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez

Date November 22, 2004
* Print the name and title of each signing officer under his or her signature.